Income and other taxes - Schedule of Deferred Income Tax Liabilities and Deferred Tax Expense (Recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	$ (169,738)	$ (171,179)	$ (182,515)
Deferred income tax expense/(recovery)	(2,297)	(11,336)
Operating loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	2,033	9,312
Deferred income tax expense/(recovery)	7,279	12,807
Current assets and liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	(5,304)	(1,442)
Deferred income tax expense/(recovery)	3,862	(5,588)
Mining interests
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	(150,161)	(152,406)
Deferred income tax expense/(recovery)	(2,245)	(54,727)
Mine restoration provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	15,413	14,504
Deferred income tax expense/(recovery)	(909)	10,118
Future withholding tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	(35,849)	(38,548)
Deferred income tax expense/(recovery)	(2,699)	29,548
Unrealized gains
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	0	(10,127)
Deferred income tax expense/(recovery)	(10,127)	2,617
Deferred tax charged to equity
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	0	0
Deferred income tax expense/(recovery)	(856)	0
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	4,130	7,528
Deferred income tax expense/(recovery)	$ 3,398	$ (6,111)